CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings for the year	$ 3,079	$ 1,432	$ 3,355
Adjustments to reconcile net earnings to net cash provided (used in) by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(14)	(25)	(12)
Depreciation	724	783	775
Charitable donation of real estate owned property		32
Amortization expense related to stock benefit plans	128	419	362
Amortization of deferred loan origination fees	90	(46)	75
Amortization of intangible assets	149	206	282
Amortization of fair value adjustments	(454)	(706)	(834)
Proceeds from sale of loans in the secondary market	24,444	39,615	76,868
Loans originated for sale in the secondary market	(24,591)	(36,045)	(76,326)
Gain on sale of loans	(571)	(651)	(1,584)
Gain on sale of investment securities	(1,051)	(36)
Loss on sale of office premises and equipment	11	255
(Gain) loss on sale of real estate acquired through foreclosure	(127)	130	(53)
Impairment on real estate acquired through foreclosure	557	540	677
Earnings on bank-owned life insurance	(464)	(484)	(322)
Provision for losses on loans	1,024	1,443	1,280
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	142	130	311
Accrued interest receivable on mortgage-backed securities	(12)	(3)	7
Accrued interest receivable on investments and interest- bearing deposits	40	166	(443)
Prepaid expenses and other assets	(378)	1,059	(265)
Accrued interest payable	(13)	(19)	(28)
Accounts payable and other liabilities	506	(1,692)	2,118
Federal income taxes
Current	1,272	(92)	236
Deferred	979	518	696
Net cash flows provided by operating activities	5,470	6,929	7,175
Net cash flows provided by operating activities balance brought forward	5,470	6,929	7,175
Cash flows provided by (used in) investing activities:
Principal repayments on loans	66,896	67,708	89,996
Loan disbursements	(68,034)	(67,099)	(46,869)
Loans purchased		(4,239)
Purchase of investment securities	(14,978)	(80,928)	(211,234)
Proceeds from sale of investment securities	9,139	7,036
Proceeds from maturity of investment securities	42,500	106,175	134,300
Purchase of corporate securities		(1,920)
Purchase of mortgage-backed securities	(10,095)	(4,977)
Principal repayments on mortgage-backed securities	2,521	1,967	2,042
Proceeds from sale of mortgage-backed securities	10,608
Additions to real estate acquired through foreclosure		(7)
Proceeds from sale of real estate acquired through foreclosure	1,618	3,080	2,168
Proceeds from sale of office premises and equipment		1,167
Purchase of office premises and equipment	(658)	(1,229)	(3,056)
Purchase of Federal Home Loan Bank stock			(285)
Proceeds from bank owned life insurance	237		403
Purchase of bank owned life insurance			(5,000)
Net cash flows provided by (used in) investing activities	39,754	26,734	(37,535)
Cash flows provided by (used in) financing activities:
Net decrease in deposits	(17,235)	(20,728)	(920)
Repayments on Federal Home Loan Bank advances	(4,321)	(4,968)	(6,921)
Advances by borrowers for taxes and insurance	294	26	(133)
Stock option expense, net	71	23	22
Stock options exercised	(33)
Common stock issued	144
Common stock repurchased	(1,450)	(8,581)
Proceeds from stock conversion			22,133
Shares acquired by stock benefit plans			(1,496)
Dividends paid on common stock	(2,367)	(2,437)	(2,351)
Net cash flows provided by (used in) financing activities	(24,897)	(36,665)	10,334
Net increase (decrease) in cash and cash equivalents	20,327	(3,002)	(20,026)
Cash and cash equivalents at beginning of period	22,112	25,114	45,140
Cash and cash equivalents at end of period	42,439	22,112	25,114
Cash paid during the year for:
Federal income taxes			52
Interest on deposits and borrowings	3,533	4,350	5,629
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	579	3,080	2,990
Recognition of mortgage servicing rights	148	279	576
Deferred gain on real estate acquired through foreclosure	$ 4	$ 48	$ 13